Issued capital and reserves - Disclosure of Reconciliation of Treasury Shares (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year	€ (100,590)	€ 71,497
Conversion of shares	0	0
Acquisition of treasury shares	(57)	(65)
Vested RSA shares	0
Equity balance as of end of the year	€ (185,793)	€ (100,590)
Preference shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)		0
Other equity
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	8,190,415	0
Conversion of shares (in shares)	0
Vested RSA shares (in shares)	(92,479)
Number of shares outstanding at end of period (in shares)	13,099,389	8,190,415
Equity balance as of beginning of the year	€ (10,123)	€ 0
Conversion of shares	0
Vested RSA shares	1
Equity balance as of end of the year	€ (10,179)	€ (10,123)
Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	8,051,569	0
Conversion of shares (in shares)	34,711
Vested RSA shares (in shares)	(92,479)
Number of shares outstanding at end of period (in shares)	12,995,018	8,051,569
Equity balance as of beginning of the year	€ (8,877)	€ 0
Conversion of shares	(366)
Acquisition of treasury shares	(55)	(65)
Vested RSA shares	1
Equity balance as of end of the year	€ (9,297)	€ (8,877)
Other equity | Preference shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	138,846	0
Conversion of shares (in shares)	(34,711)
Vested RSA shares (in shares)	0
Number of shares outstanding at end of period (in shares)	104,371	138,846
Equity balance as of beginning of the year	€ (1,246)	€ 0
Conversion of shares	366
Acquisition of treasury shares	(2)
Vested RSA shares	0
Equity balance as of end of the year	€ (882)	€ (1,246)
September 2021 | Other equity
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)	5,000,000
Acquisition of treasury shares	€ (46)
September 2021 | Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)	5,000,000
Acquisition of treasury shares	€ (46)
September 2021 | Other equity | Preference shares
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)	0
Acquisition of treasury shares	€ 0
January 2022 | Other equity
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)	1,453
Acquisition of treasury shares	€ (11)
January 2022 | Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)	1,217
Acquisition of treasury shares	€ (9)
January 2022 | Other equity | Preference shares
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)	236
Acquisition of treasury shares	€ (2)
28 August 2020 | Other equity
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)		1,190,415
Acquisition of treasury shares		€ (10,058)
28 August 2020 | Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)		1,051,569
Acquisition of treasury shares		€ (8,812)
28 August 2020 | Other equity | Preference shares
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)		138,846
Acquisition of treasury shares		€ (1,246)
After 28 August 2020 | Other equity
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)		7,000,000
Acquisition of treasury shares		€ (65)
After 28 August 2020 | Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)		7,000,000
Acquisition of treasury shares		€ (65)
After 28 August 2020 | Other equity | Preference shares
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury share (in shares)		0
Acquisition of treasury shares		€ 0